Pensions and other post-employment benefits - Defined benefit pension obligation (Details) - Defined benefit pension plan - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Funded and Unfunded plans
Defined benefit pension obligation	£ (697)	£ (646)
Funded
Funded and Unfunded plans
Defined benefit pension obligation	(684)	(633)
Unfunded
Funded and Unfunded plans
Defined benefit pension obligation	£ (13)	£ (13)